Basis of Presentation and Summary of Significant Accounting Policies	6 Months Ended
Jun. 30, 2018
Basis of Presentation and Summary of Significant Accounting Policies [Abstract]
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 - BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

These unaudited condensed consolidated interim financial statements have been prepared as of June 30, 2018 and for the three and six month period then ended. Accordingly, certain information and footnote disclosures normally included in annual financial statements prepared in accordance with U.S. GAAP have been omitted. These unaudited condensed consolidated interim financial statements should be read in conjunction with the audited consolidated financial statements and the accompanying notes of the Company for the year ended December 31, 2017 that are included in the Company’s Annual Report on Form 20-F, filed with the SEC on April 30, 2018 (the “Annual Report”).

The significant accounting policies that have been applied in the preparation of these condensed consolidated interim financial statements are identical to those that were applied in preparation of the Company’s most recent annual financial statements in connection with its Annual Report.